SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2018	$ (7,171)
Other comprehensive income before reclassifications	(3,410)
Amounts reclassified from AOCI	1,373
Other comprehensive income	(2,037)	$ 677	$ 768
Balance as of December 31, 2018	(9,208)	(7,171)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2018	(7,474)
Other comprehensive income before reclassifications	(1,150)
Amounts reclassified from AOCI
Other comprehensive income	(1,150)
Balance as of December 31, 2018	(8,624)	(7,474)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2018	303
Other comprehensive income before reclassifications	(2,260)
Amounts reclassified from AOCI	1,373
Other comprehensive income	(887)
Balance as of December 31, 2018	$ (584)	$ 303